Organization and Nature of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Jun. 23, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Cash, cash equivalents and marketable securities		$ 384.3	$ 173.2
Entity incorporation, date of incorporation		Dec. 31, 2011
Number of warrants issued to purchase common stock			297,241
Warrants exercise price, per share			$ 0.04
Preferred stock shares outstanding	0	0	0
Authorized capital stock	160,000,000
Common stock shares authorized		150,000,000	138,000,000	0
Preferred shares authorized	10,000,000	10,000,000	0
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Enterprise Junior Stock
Class Of Stock [Line Items]
Temporary equity shares issued	103,007
Common stock shares authorized		0	12,520,978	0
Voting Common Stock [Member]
Class Of Stock [Line Items]
Common stock shares authorized		147,494,175
Non Voting Common Stock [Member]
Class Of Stock [Line Items]
Common stock shares authorized		2,505,825
Common Stock
Class Of Stock [Line Items]
Issuance of common stock from initial public offering, net of issuance costs, Shares	2,082,352
Gross proceeds from initial public offering	$ 319.3
Net proceeds from initial public offering	$ 293.3
Temporary equity shares outstanding	20,349,223
Common Stock | Enterprise Junior Stock
Class Of Stock [Line Items]
Temporary equity shares issued	2,124,845
Common Stock | Voting Common Stock [Member]
Class Of Stock [Line Items]
Common stock shares authorized	147,494,175
Common Stock | Non Voting Common Stock [Member]
Class Of Stock [Line Items]
Common stock shares authorized	2,505,825
Warrant
Class Of Stock [Line Items]
Number of warrants issued to purchase common stock	70,133
Warrants exercise price, per share	$ 5.13
Warrant | Series B3 Preferred Stock [Member]
Class Of Stock [Line Items]
Number of warrants issued to purchase common stock	299,999
Warrants exercise price, per share	$ 1.20
IPO [Member] | Common Stock
Class Of Stock [Line Items]
Issuance of common stock from initial public offering, net of issuance costs, Shares	15,964,704
Shares issued and sold, public offering price	$ 20.00